Schedule of Estimated Aggregate Expense (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Prepaid Expenses
2027	$ 1,217,217
2028	1,036,329
2029	922,651
2030	717,166
2031	243,452
Total	$ 4,136,815	$ 3,856,570